Loss per Share - Schedule of Computation of Basic and Diluted Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss attributed to common stockholders	$ (82,303)	$ (31,297)		$ (168,016)	$ (1,201,995)	$ (1,269,508)	$ (68,293)	$ (53,179)
Adjustment to redemption value on Convertible Preferred Stock		1,011,726	$ (1,011,726)
Common Class A [Member]
Net loss attributed to common stockholders						(866,510)	(8,120)	(5,989)
Net Loss						(175,951)	(8,120)	(5,989)
Adjustment to redemption value on Convertible Preferred Stock	$ 0	$ 0		$ 0	$ (282,587)	$ (690,559)	$ 0	$ 0
Basic weighted average common shares outstanding	209,021,924	20,035,183		208,569,794	18,131,574	110,837,016	6,585,392	5,374,543
Dilutive weighted average common shares outstanding	209,021,924	20,035,183		208,569,794	18,131,574	110,837,016	6,585,392	5,374,543
Net loss per share:
Basic and Diluted loss per share	$ (0.31)	$ (0.47)		$ (0.64)	$ (18.52)	$ (7.82)	$ (1.23)	$ (1.11)
Common Class A [Member] | Common Stock [Member]
Net loss attributed to common stockholders	$ (65,025)	$ (9,393)		$ (132,684)	$ (53,144)
Net loss attributed to common stockholders				$ (132,684)	$ (335,731)
Dilutive weighted average common shares outstanding	209,021,924	20,035,183		208,569,794	18,131,574
Common Class B [Member]
Net loss attributed to common stockholders						$ (402,998)	$ (60,174)	$ (47,190)
Net Loss						(81,831)	(60,174)	(47,190)
Adjustment to redemption value on Convertible Preferred Stock	$ 0	$ 0		$ 0	$ (729,139)	$ (321,167)	$ 0	$ 0
Basic weighted average common shares outstanding	55,539,188	46,722,244		55,539,188	46,783,559	51,548,314	48,801,526	42,349,994
Dilutive weighted average common shares outstanding	55,539,188	46,722,244		55,539,188	46,783,559	51,548,314	48,801,526	42,349,994
Net loss per share:
Basic and Diluted loss per share	$ (0.31)	$ (0.47)		$ (0.64)	$ (18.52)	$ (7.82)	$ (1.23)	$ (1.11)
Common Class B [Member] | Common Stock [Member]
Net loss attributed to common stockholders	$ (17,278)	$ (21,904)		$ (35,332)	$ (137,125)
Net loss attributed to common stockholders				$ (35,332)	$ (866,264)
Dilutive weighted average common shares outstanding	55,539,188	46,722,244		55,539,188	46,783,559